Deposit, Upfront Payments and Other Receivables - Summary of Deposit Upfront Payments and other Receivables (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Deposits [Abstract]
Deposits	$ 45,857	$ 45,369
Upfront payments	78,151	47,161
Other receivables	60,360	12,030
Total	$ 184,368	$ 104,560	$ 102,263